BLACKROCK CAPITAL APPRECIATION FUND, INC.

(the “Fund”)

Supplement dated May 31, 2022 to the Statement of Additional Information (“SAI”) of the Fund, dated September 28, 2021, as supplemented to date

Effective May 16, 2022, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Lawrence Kemp, Phil Ruvinsky and Caroline Bottinelli are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of May 31, 2021.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lawrence Kemp	12 $31.73 Billion	2 $2.91 Billion	0 $0	0 $0	0 $0	0 $0
Phil Ruvinsky	14 $36.33 Billion	3 $3.36 Billion	0 $0	0 $0	0 $0	0 $0
Caroline Bottinelli	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2022.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Lawrence Kemp’s and Phil Ruvinsky’s compensation as of May 31, 2021 and Caroline Bottinelli’s compensation as of April 30, 2022.

The sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of May 31, 2021.

Portfolio Manager	Dollar Range
Lawrence Kemp	Over $1,000,000
Phil Ruvinsky	None
Caroline Bottinelli*	$100,001-$500,000

*	Information provided is as of April 30, 2022.

Shareholders should retain this Supplement for future reference.

SAI-CAPAP-0522SUP